Investment Strategy - MC Trio Buffered Equity ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of exchange-traded options contracts that provide exposure to ETFs that invest in U.S. large-capitalization, U.S. small-capitalization, and international developed market equity securities, while seeking to protect against a predetermined amount of losses (e.g., 10%) in such ETFs. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide the Fund with direct or indirect exposure to equity securities. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value.
Empowered Funds, LLC, dba EA Advisers (the “Adviser”), serves as the investment adviser to the Fund. The Adviser oversees the day-to-day affairs of the Fund and supervises the Fund’s two sub-advisers: McCarthy & Cox Retirement & Estate Specialists, LLC (“McCarthy & Cox”), which serves as a sub-adviser responsible for determining the Fund’s investments, and Arin Risk Advisors, LLC (“Arin”), which serves as a sub-adviser responsible for selecting the Fund’s options investments and broker-dealers to execute the Fund’s transactions based on instructions provided by McCarthy & Cox.
McCarthy & Cox determines the Fund’s allocations to the different asset classes based on its macro view on such metrics as U.S. real gross domestic product (GDP) growth relative to developed and developing economies, employment metrics, earnings estimates, and market valuations. The Fund is generally expected to allocate a majority of its assets to options on underlying ETFs that provide exposure to U.S. large-capitalization equity securities, with smaller allocations to U.S. small-capitalization and international developed market equity securities. McCarthy & Cox re-evaluates the Fund’s allocations to the underlying ETFs at least annually and selects the underlying ETFs based primarily on their ability to track market-capitalization weighted indices reflecting equity securities in the applicable asset class.
When the Fund adds exposure to a particular underlying ETF, the Fund will generally seek to protect such investment against a predetermined amount of losses (e.g., 10%) for a particular period of time (e.g., 3 months) (a “Buffer”). The options used to implement the Buffer will typically also cause the Fund’s potential upside from the new investment to be limited for the same period of time (a “Cap”). The amount of the Buffer and the corresponding Cap with respect to an underlying ETF are determined separately each time the Fund adds exposure to an underlying ETF, and each Buffer may range from 0% to as high as 100% depending on McCarthy & Cox’s view of market conditions and the cost of the available options contracts. Consequently, the Fund’s overall Buffer and Cap with respect to an underlying ETF will reflect a blend of the Buffer and Cap on each of the Fund’s investments with respect to such underlying ETF. As a result, the Fund will not have, and does not seek to have, a particular overall Buffer or Cap with respect to an underlying ETF or for the Fund overall. While the Fund seeks to mitigate downside risk with respect to its exposure to underlying ETFs, the Fund’s strategy may not be successful in protecting the Fund against losses from an underlying ETF or the Fund’s overall portfolio for any particular period of time.
McCarthy & Cox will analyze market conditions on an ongoing basis to determine whether at any time to rebalance all or a portion of the Fund’s portfolio (i.e., by liquidating all or a portion of the options portfolio) to protect capital or lock-in some portfolio gains of the strategy. For example, if a particular investment with respect to an underlying ETF has performed well during its targeted investment period, the Fund may have little or no upside available for the remainder of that investment period relative to the Cap for such investment. In these circumstances, McCarthy & Cox may, before expiration of the applicable options, unwind the then-current options portfolio and begin a new investment in an underlying ETF. This process may be implemented over several days, during which the Fund may have a blended portfolio consisting of old options and new options.
If the options for a particular investment are nearing their expiration, McCarthy & Cox will rebalance the options portfolio to make new investments. This rebalancing may be implemented over several days, at the end of which the Fund expects to hold only new options.
Option Investments
The Fund typically utilizes customized call and put exchange-traded options contracts that reference an underlying ETF, referred to as Flexible Exchange Options (“FLEX Options”). FLEX Options provide investors with the ability to customize key option contract terms such as strike price, style, and expiration date. In addition to FLEX Options, the Fund may use other listed options that reference an underlying ETF or an ETF or index with similar investment exposure.
Each time the Fund adds new investment exposure to an underlying ETF, the Fund will typically transact in four options: long put options, short put options, short call options, and long call options as follows:
•First, a call option is bought on the underlying ETF (or a similar reference asset) to obtain economic exposure to shares of the underlying ETF (or similar reference asset).
•Second, the Fund will purchase put options on the same reference asset with the same expiration date to establish the Buffer.
•Third, the Fund will sell put options on the same reference asset with the same expiration date and a strike price lower than the purchased put options to offset the expense of buying those put options.
•Fourth, to generate premiums to cover the cost of the Buffer, the Fund will sell call options on the same reference asset with the same expiration date, and the strike price of the call options will determine the effective Cap on the overall investment.
The strike prices and expiration dates for the above options are expected to vary with each time the Fund adds exposure to an underlying ETF. The Buffer for a particular investment will not protect the Fund against losses attributable to an underlying ETF’s share price declines exceeding the predetermined Buffer level. Additionally, the Buffer and Cap for an investment are determined without regard to any fees or expenses charged to the Fund, which will have the effect of reducing the Cap or the Buffer for such investment.
The Fund intends to operate as a “non-diversified” fund, which means that it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide the Fund with direct or indirect exposure to equity securities.